Intangible Assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Assets [Line Items]
Intangible assets	€ 1,240,573		€ 835,706
Amortization expense	24,842	€ 25,141
Intangible Assets [Member]
Intangible Assets [Line Items]
Intangible assets	€ 429,709	€ 217,834